Pursuant to the Fund’s procedures adopted under Rule 10f-3, the Fund’s Board of Directors/Trustees receives a quarterly report in the form of a checklist as to the satisfaction of the applicable conditions of paragraph (c)(1) through (c)(8) of Rule 10f-3.

Fund	Inflation Adjusted Fund
Issuer	Bank of America Corporation
Ticker/Sedol	06051GKW8
Principal Amount (US$)	$3,000,000,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$3,305,000.00
Amount Purchased (Foreign$)	N/A
Trade Date	7/19/2022
Price (US$)	$100.00
Price-Foreign	N/A
Underwriter	BofA Securities, Inc.
Other Syndicate Members:	AmeriVet Securities, Inc., Cabrera Capital Markets, LLC, CastleOak Securities, L.P., C.L. King & Associates, Inc., Mischler Financial Group, Inc., R Seelaus & Co., LLC, Banco de Sabadell, S.A., BBVA Securities Inc., BNY Mellon Capital Markets, LLC, Capital One Securities, Inc., CIBC World Markets Corp., Citizens Capital Markets, Inc., Danske Markets Inc., HSBC Securities (USA) Inc., Huntington Securities, Inc., ING Financial Markets LLC, Lloyds Securities Inc., Mashreqbank psc, Mizuho Securities USA LLC, MUFG Securities Americas Inc., Natixis Securities Americas LLC, NatWest Markets Securities Inc., Nomura Securities International Inc., Nordea Bank Abp, PNC Capital Markets LLC, Scotia Capital (USA) Inc., SG Americas Securities, LLC, SMBC Nikko Securities America, Inc., Standard Chartered Bank, SVB Securities LLC, UniCredit Capital Markets LLC
Underwriting Spread	0.350%
Currency	USD